Basis of Preparation - Summary of Balances Reclassified to Reflect the Change in Presentation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Current liabilities
Provisions	¥ 388	¥ 92
Other current liabilities	8,489	6,819
Non-current liabilities
Provisions	712	113
Other non-current liabilities	¥ 1,858	1,872
Previously Stated [member]
Current liabilities
Other current liabilities		6,911
Non-current liabilities
Other non-current liabilities		¥ 1,985